Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Long-term Debt

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate (a)	Maturity Date	2013	2012
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	2.950%	2022	$1,300	$1,300
	Fixed	7.500%	2026	199	199
Medium-term notes	Fixed	1.650% - 4.200%	2014 - 2022	8,750	10,600
	Floating	.728%	2018	500	–
Junior subordinated debentures	Fixed	3.442%	2016	500	500
Capitalized lease obligations, mortgage indebtedness and other (b)				167	173
Subtotal				11,416	12,772
Subsidiaries
Subordinated notes	Fixed	6.300%	2014	963	963
	Fixed	4.950%	2014	1,000	1,000
	Fixed	4.800%	2015	500	500
	Fixed	3.778%	2020	500	500
	Floating	.524%	2014	373	373
Federal Home Loan Bank advances	Fixed	1.250% - 8.250%	2014 - 2026	13	16
	Floating	.238% - .505%	2014 - 2022	4,579	4,579
Bank notes	Floating	–%	2046 - 2048	142	143
Capitalized lease obligations, mortgage indebtedness and other (b)				563	4,670
Subtotal				8,633	12,744
Total				$20,049	$25,516

(a)	Weighted-average interest rates of Federal Home Loan Bank advances and fixed-rate medium-term notes were .28 percent and 2.78 percent, respectively.
(b)	Other includes consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Maturities of Long-term Debt Outstanding

Maturities of long-term debt outstanding at December 31, 2013, were:

(Dollars in Millions)	Parent Company	Consolidated
2014	$1,499	$4,132
2015	1,749	3,013
2016	1,940	3,813
2017	1,247	2,545
2018	1,496	1,534
Thereafter	3,485	5,012
Total	$11,416	$20,049